Shareholder Fees - FidelitySeriesAll-SectorEquityFund-PRO	Apr. 01, 2025 USD ($)
FidelitySeriesAll-SectorEquityFund-PRO | Fidelity Series All-Sector Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none